EARNINGS PER SHARE (Schedule Of Computation Of Basic And Diluted Net Income Per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net income attributable to China Biologic Products Holdings, Inc.	$ 67,943,035	$ 104,779,307	$ 89,042,703
Earnings allocated to participating nonvested shares	(2,188,633)	(2,987,429)	(2,070,762)
Net income used in basic and diluted earnings per ordinary share	$ 65,754,402	$ 101,791,878	$ 86,971,941
Weighted average shares used in computing basic earnings per ordinary share	27,361,561	26,848,445	25,599,153
Diluted effect of stock option	244,062	400,699	968,213
Weighted average shares used in computing diluted earnings per ordinary share	27,605,623	27,249,144	26,567,366
Basic earnings per ordinary share	$ 2.40	$ 3.79	$ 3.4
Diluted earnings per ordinary share	$ 2.38	$ 3.74	$ 3.27